Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Other Revenues [Line Items]
Trust fees		¥ 28,000	¥ 28,000
Fees related to trust business		36,000	34,000
Trading account gains (losses)—net		801,981	(257,638)
Other noninterest income	[1],[2]	123,285	152,903
Accounting Standards Concepts Update 606 [Member]
Other Revenues [Line Items]
Trading account gains (losses)—net		58,000	40,000
Other noninterest income		¥ 14,000	¥ 12,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.